Classification of Financial Instruments - Classification of financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents		₩ 1,358,345	₩ 2,369,739	₩ 3,051,353	₩ 3,783,065
Categories of current financial assets
Held-to-maturity investments			5
Current financial assets at fair value through profit or loss	[1]	313,893
Current financial assets at amortised cost		11,956
Current Derivative assets		42,107	12,935	193,283
Other financial assets		1,991,939	1,945,417
Trade and other receivables		7,793,592	7,928,972
Total current financial assets And Cash and cash equivalents		11,511,832	12,257,068
Non-Financial Assets
Available-for-sale financial assets			699,833
Held-to-maturity investments			3,139
Non-current financial assets at fair value through profit or loss	[1]	607,042
Non-current financial assets at fair value through other comprehensive income		399,495
Non-current financial assets at amortised cost		2,086
Non-current Derivative assets		60,228	19,691	₩ 588,091
Other financial assets		1,044,762	1,316,250
Trade and other receivables		1,819,845	1,754,797
Total non-current financial assets		3,933,458	3,793,710
Total financial assets		15,445,290	16,050,778
Financial assets at fair value through profit or loss
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents		0	0
Categories of current financial assets
Held-to-maturity investments			0
Current financial assets at fair value through profit or loss		313,893
Current financial assets at amortised cost		0
Current Derivative assets		13,936	12,923
Other financial assets	[2]	0	0
Trade and other receivables		0	0
Total current financial assets And Cash and cash equivalents		327,829	12,923
Non-Financial Assets
Available-for-sale financial assets			0
Held-to-maturity investments			0
Non-current financial assets at fair value through profit or loss		607,042
Non-current financial assets at fair value through other comprehensive income		0
Non-current financial assets at amortised cost		0
Non-current Derivative assets		23,695	9,097
Other financial assets	[2]	0	111,512
Trade and other receivables		0	0
Total non-current financial assets		630,737	120,609
Total financial assets		958,566	133,532
Financial assets at fair value through other comprehensive income
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents		0
Categories of current financial assets
Current financial assets at fair value through profit or loss		0
Current financial assets at amortised cost		0
Current Derivative assets		0
Other financial assets		0
Trade and other receivables		0
Total current financial assets And Cash and cash equivalents		0
Non-Financial Assets
Non-current financial assets at fair value through profit or loss		0
Non-current financial assets at fair value through other comprehensive income		399,495
Non-current financial assets at amortised cost		0
Non-current Derivative assets		0
Other financial assets		0
Trade and other receivables		0
Total non-current financial assets		399,495
Total financial assets		399,495
Financial assets at amortized cost
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents		1,358,345
Categories of current financial assets
Current financial assets at amortised cost		11,956
Current Derivative assets		0
Other financial assets		1,991,939
Trade and other receivables		7,793,592
Total current financial assets And Cash and cash equivalents		11,155,832
Non-Financial Assets
Non-current financial assets at fair value through profit or loss		0
Non-current financial assets at fair value through other comprehensive income		0
Non-current financial assets at amortised cost		2,086
Non-current Derivative assets		0
Other financial assets		1,044,762
Trade and other receivables		1,819,845
Total non-current financial assets		2,866,693
Total financial assets		14,022,525
Loans and receivables
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents			2,369,739
Categories of current financial assets
Held-to-maturity investments			0
Current Derivative assets			0
Other financial assets			1,945,417
Trade and other receivables			7,928,972
Total current financial assets And Cash and cash equivalents			12,244,128
Non-Financial Assets
Available-for-sale financial assets			0
Held-to-maturity investments			0
Non-current Derivative assets			0
Other financial assets			1,204,738
Trade and other receivables			1,754,797
Total non-current financial assets			2,959,535
Total financial assets			15,203,663
Financial assets available-for-sale
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents			0
Categories of current financial assets
Held-to-maturity investments			0
Current Derivative assets			0
Other financial assets			0
Trade and other receivables			0
Total current financial assets And Cash and cash equivalents			0
Non-Financial Assets
Available-for-sale financial assets			699,833
Held-to-maturity investments			0
Non-current Derivative assets			0
Other financial assets			0
Trade and other receivables			0
Total non-current financial assets			699,833
Total financial assets			699,833
Held-to-maturity investments
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents			0
Categories of current financial assets
Held-to-maturity investments			5
Current Derivative assets			0
Other financial assets			0
Trade and other receivables			0
Total current financial assets And Cash and cash equivalents			5
Non-Financial Assets
Available-for-sale financial assets			0
Held-to-maturity investments			3,139
Non-current Derivative assets			0
Other financial assets			0
Trade and other receivables			0
Total non-current financial assets			3,139
Total financial assets			3,144
Derivative assets (applying hedge accounting)
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents		0	0
Categories of current financial assets
Held-to-maturity investments			0
Current financial assets at fair value through profit or loss		0
Current financial assets at amortised cost		0
Current Derivative assets		28,171	12
Other financial assets		0	0
Trade and other receivables		0	0
Total current financial assets And Cash and cash equivalents		28,171	12
Non-Financial Assets
Available-for-sale financial assets			0
Held-to-maturity investments			0
Non-current financial assets at fair value through profit or loss		0
Non-current financial assets at fair value through other comprehensive income		0
Non-current financial assets at amortised cost		0
Non-current Derivative assets		36,533	10,594
Other financial assets		0	0
Trade and other receivables		0	0
Total non-current financial assets		36,533	10,594
Total financial assets		₩ 64,704	₩ 10,606

[1]	As of December 31, 2018, the Company invested KRW528,006 million exclusively for payment of decommissioning costs of nuclear power plants.
[2]	Certain financial assets at fair value previously recognized as other financial assets is reclassified to financial assets at fair value through profit or loss upon the adoption of IFRS 9 'Financial Instruments'.